Non-Current Assets - Investments in Financial Assets - Summary of Details of Listed Australian Shares (Parenthetical) (Details) - USD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Disclosure Of Financial Instruments [Line Items]
Fair value recognized in other comprehensive income	$ 469,767	$ 41,098
Optiscan Imaging Limited
Disclosure Of Financial Instruments [Line Items]
Net proceeds of sale	669,184
Fair value recognized in other comprehensive income	469,767
Fair value of investment	$ 669,184
Antisense Therapeutics Ltd
Disclosure Of Financial Instruments [Line Items]
Net proceeds of sale		335,746
Fair value recognized in other comprehensive income		174,196
Fair value of investment		$ 335,746